Cash Flow Information	12 Months Ended
Jun. 30, 2019
Cash Flow Information [Abstract]
Cash Flow Information

Note 17. Cash Flow Information

(a)	Reconciliation of cash flow from operations with loss after income tax

	30 June 2019 AUD$	30 June 2018 AUD$	30 June 2017 AUD$

Net Loss for the Year	(4,632,743)	(3,010,929)	(6,804,154)

Adjustments for
Depreciation expense	5,287	5,047	4,922
Interest accrued on borrowings	—	—	8,561
Distribution costs	70,000	—	—
Expected credit losses	34,046	—	—
Finance costs	—	24,199	97,051
Finance income	(39)	(1,238)	(8,386)
Leave provision expense	4,580	41,110	5,902
Share-based payments	1,343,500	242,950	522,665
Unrealised net foreign currency (gains)/losses	(62,015)	(316,380)	24,433
Change in operating assets and liabilities:
Add decreases / (increases) in trade and other receivables	680,337	438,001	7,396
Add decreases / (increases) in inventories	263,365	(333,642)	(280,060)
Add (increases) in other operating assets	92,510	26,561	69,034
Add (decrease) / increase in trade and other payables	402,593	(620,202)	(589,787)
	(1,798,579)	(3,504,523)	(6,942,423)

(b)	Non-cash financing and investing activities

The Company financed A$162,457 for its insurance policies during the year ended June 30, 2017, which was recorded to Borrowings and Other Assets as of June 30, 2017.

During the financial year 2018, the balance of the outstanding convertible note as at 30 June 2017 was repaid during July 2017 and August 2017 with the liability being fully extinguished by 10 September 2017.

See note 18 for details regarding issues of options to employees and for details surrounding the issue of shares to suppliers.